Significant Accounting Polices - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Significant Accounting Polices Details [Abstract]
Cash in savings account	$ 1,800,000
Percentage of interest recognized from savings account investment	0.06%	0.06%
Interest income	$ 336	$ 4,188